UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
11/30/14 (Unaudited)

CORPORATE BONDS AND NOTES (85.6%)(a)
			Principal amount	Value

Advertising and marketing services (0.9%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$4,390,000	$4,400,975

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2025			1,340,000	1,386,900

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			2,195,000	2,266,338

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			1,815,000	1,896,675

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			979,000	1,010,818

				10,961,706
Automotive (1.2%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			4,445,000	4,956,175

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8s, 2019			980,000	1,041,250

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			3,247,000	3,401,233

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			1,020,000	1,060,800

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			1,125,000	1,156,388

Motors Liquidation Co. escrow notes 8 1/4s, 2023			2,555,000	38,325

Motors Liquidation Co. escrow sr. unsec. unsub. notes 8 3/8s, 2033			2,390,000	35,850

Navistar International Corp. sr. notes 8 1/4s, 2021			2,186,000	2,259,778

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)			1,320,000	1,468,500

				15,418,299
Basic materials (8.9%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			30,000	31,227

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			665,000	700,799

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			4,480,000	5,454,330

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			990,000	1,024,650

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			3,801,000	3,991,050

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			3,978,000	4,286,295

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			1,595,000	1,818,300

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			1,205,000	1,206,506

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			2,320,000	2,418,600

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)			1,520,000	1,476,954

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			2,640,000	2,590,500

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			2,680,000	2,780,500

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			2,195,000	2,310,238

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			1,574,000	1,554,797

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			1,085,000	1,047,025

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			1,682,000	1,631,540

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			1,554,000	1,491,840

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			509,000	470,825

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			1,821,000	1,921,155

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			1,911,000	2,216,760

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			2,710,000	2,767,588

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			150,000	145,125

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			715,000	582,725

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			2,678,000	2,530,710

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			1,610,000	1,666,350

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			2,465,000	2,551,275

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2021		EUR	505,000	660,369

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			$2,538,000	2,753,730

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			1,415,000	1,415,000

Ineos Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)			1,380,000	1,473,150

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			3,295,000	3,245,575

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			978,000	1,075,800

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			80,000	80,200

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			2,385,000	2,563,875

Mercer International, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			1,335,000	1,358,363

Momentive Performance Materials, Inc. Escrow company guaranty sr. notes 8 7/8s, 2020(F)			3,440,000	34

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			3,440,000	3,010,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			1,510,000	1,517,550

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			1,390,000	1,350,038

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			3,710,000	3,802,750

PQ Corp. 144A sr. notes 8 3/4s, 2018			3,085,000	3,246,963

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			368,000	379,040

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			3,239,000	3,303,780

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			3,705,000	3,603,113

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			910,000	1,023,750

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			575,000	598,719

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			1,040,000	1,144,000

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			980,000	1,008,175

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			1,000,000	1,002,500

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			715,000	712,319

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			980,000	1,009,498

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			1,488,000	1,726,080

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			630,000	659,925

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			435,000	467,625

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			975,000	1,011,563

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			680,000	714,000

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			410,000	425,375

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			2,444,000	2,679,235

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			3,025,000	3,172,469

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			2,450,000	2,541,875

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			485,000	499,550

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			3,911,000	3,838,647

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			3,425,000	3,617,656

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			1,750,000	1,815,625

				115,175,580
Broadcasting (2.7%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			1,865,000	1,939,600

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			2,965,000	3,091,013

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,067,000	2,087,670

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			3,425,000	3,544,875

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			3,255,000	3,173,625

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			5,535,000	5,438,138

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			965,000	989,125

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			1,885,000	1,960,400

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			2,668,000	2,754,710

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			280,000	288,400

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			2,075,000	2,023,125

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			2,155,000	2,225,038

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			1,640,000	1,730,200

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			1,440,000	1,555,200

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			905,000	972,875

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			815,000	879,181

				34,653,175
Building materials (1.0%)

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			1,040,000	1,119,300

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			4,825,000	4,825,000

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			3,729,000	3,999,353

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			1,176,000	1,237,740

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			2,062,000	2,216,650

				13,398,043
Cable television (4.1%)

Adelphia Communications Corp. escrow bonds zero %, 2015			4,000	30

Adelphia Communications Corp. escrow bonds zero %, 2015			4,000	30

Adelphia Communications Corp. escrow bonds zero %, 2015			2,906,000	21,795

Adelphia Communications Corp. escrow bonds zero %, 2015			81,000	608

Adelphia Communications Corp. escrow bonds zero %, 2015			2,223,000	16,673

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			1,772,000	2,006,790

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			903,000	1,002,330

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			1,907,000	2,007,118

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			2,623,000	2,609,885

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			3,220,000	3,155,600

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			1,585,000	1,686,044

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024			3,600,000	3,622,500

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022			2,220,000	2,244,975

Cogeco Cable, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020 (Canada)			1,170,000	1,176,552

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			1,540,000	1,701,700

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			1,930,000	1,913,113

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			1,345,000	1,536,663

DISH DBS Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			2,345,000	2,362,588

Lynx II Corp. 144A sr. unsec. notes 6 3/8s, 2023 (United Kingdom)			1,065,000	1,136,888

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			1,495,000	1,595,913

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			2,590,000	2,641,800

Numericable Group SA 144A sr. notes 6s, 2022 (France)			5,070,000	5,157,204

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			2,610,000	2,675,250

SFR-Numericable 144A sr. bonds 5 5/8s, 2024 (France)		EUR	410,000	535,356

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			$1,275,000	1,341,938

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			3,210,000	3,298,275

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)			1,065,000	1,096,950

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			5,639,000	6,118,315

				52,662,883
Capital goods (6.1%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			6,738,000	7,074,900

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			2,957,000	3,348,803

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			1,705,000	1,687,950

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			1,287,000	1,267,695

Ardagh Finance Holdings SA 144A sr. unsec. notes 8 5/8s, 2019 (Luxembourg)(PIK)			1,595,000	1,642,850

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			2,609,000	2,543,775

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			335,000	336,675

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			1,627,000	1,814,105

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			831,000	853,853

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			1,325,000	1,454,188

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			3,427,000	3,761,133

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			1,310,000	1,450,825

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			4,480,000	4,345,600

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			1,110,000	1,128,038

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			3,551,000	4,941,674

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			4,331,000	4,450,103

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			2,555,000	2,446,413

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			1,025,000	1,042,938

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			1,770,000	1,920,450

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			2,965,000	3,046,538

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			1,990,000	2,014,875

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			4,102,000	4,348,120

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			1,235,000	1,310,644

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			870,000	895,013

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			2,145,000	2,305,875

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			195,000	203,288

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			1,020,000	1,064,625

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)			3,445,000	3,604,331

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 3/4s, 2022 (Netherlands)(PIK)			570,000	601,350

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			1,785,000	1,874,250

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			2,450,000	2,486,750

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			860,000	922,350

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			3,160,000	3,223,200

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			1,345,000	1,328,188

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			1,630,000	1,742,063

				78,483,428
Coal (0.2%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			2,010,000	884,400

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			1,680,000	1,675,800

				2,560,200
Commercial and consumer services (1.1%)

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			2,440,000	2,580,300

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			3,315,000	3,350,139

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			3,045,000	3,067,838

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			3,180,000	3,378,750

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			2,243,000	2,422,440

				14,799,467
Consumer (0.2%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			1,615,000	1,560,494

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			140,000	149,100

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			175,000	185,063

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			958,000	1,011,888

				2,906,545
Consumer staples (5.2%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			2,295,000	2,398,275

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			2,470,000	2,649,075

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			730,000	803,913

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,010,000	1,020,100

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			1,000,000	987,500

Barry Callebaut Services NV 144A company guaranty sr. unsec. notes 5 1/2s, 2023 (Belgium)			1,155,000	1,224,705

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			4,620,000	4,735,500

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			4,125,000	4,279,688

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			1,700,000	1,649,000

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			4,914,000	5,479,110

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			675,000	673,313

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			671,000	733,068

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			2,351,000	2,600,911

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			225,000	229,500

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			180,000	183,348

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			3,265,000	3,167,050

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			545,000	536,825

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			2,860,000	2,674,100

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			1,845,000	1,840,388

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			3,060,000	3,098,556

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			120,000	127,800

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			3,390,000	3,618,825

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			685,000	727,813

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			735,000	760,725

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			5,655,000	6,015,506

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			2,015,000	1,989,813

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			3,710,000	3,756,375

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			2,300,000	2,535,750

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			1,512,000	1,670,760

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			2,425,000	2,515,938

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			1,365,000	1,426,425

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			1,080,000	1,134,000

				67,243,655
Energy (oil field) (1.3%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,740,000	1,566,000

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			3,853,000	3,429,170

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			2,550,000	2,091,000

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			2,681,000	2,801,645

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			645,000	610,331

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			1,918,000	1,476,860

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			2,800,000	2,240,000

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			1,239,000	867,300

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	1,300,000	1,052,415

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			$665,000	566,913

				16,701,634
Entertainment (1.7%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			975,000	1,079,813

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			1,580,000	1,619,500

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			1,360,000	1,366,800

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			645,000	643,388

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			1,646,000	1,613,080

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			1,179,000	1,122,998

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			75,000	80,156

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			2,555,000	2,599,713

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			955,000	978,875

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			770,000	715,138

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			2,275,000	2,166,938

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			2,357,000	2,262,720

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			5,209,000	5,222,023

				21,471,142
Financials (9.1%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			2,720,000	2,811,800

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			4,095,000	5,149,463

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			1,270,000	1,504,950

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			2,202,000	3,016,740

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)			400,000	434,000

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			1,005,000	1,033,894

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			2,190,000	2,239,275

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			1,020,000	1,058,250

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			1,125,000	1,152,000

CIT Group, Inc. sr. unsec. notes 5s, 2023			1,435,000	1,478,050

CIT Group, Inc. sr. unsec. notes 5s, 2022			1,090,000	1,124,063

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			2,460,000	2,613,750

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			150,000	163,500

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			1,635,000	1,733,100

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			85,000	84,363

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			2,605,000	1,816,988

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			1,500,000	1,597,500

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			795,000	929,673

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			1,621,000	1,142,805

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			2,005,000	2,085,200

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			695,000	736,700

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 6 1/4s, perpetual maturity (Switzerland)			330,000	320,925

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			2,400,000	2,202,000

Dresdner Funding Trust I 144A bonds 8.151s, 2031			4,550,000	5,414,500

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			2,360,000	2,525,200

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			2,060,000	2,080,600

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			1,441,000	954,663

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			3,305,000	3,428,938

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			705,000	703,238

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			3,418,000	3,558,822

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			2,775,000	2,830,500

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			490,000	536,550

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			1,310,000	1,414,800

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			1,605,000	1,705,313

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			840,000	823,200

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,565,000	1,834,963

Lloyds Bank PLC jr. unsec. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	1,765,000	4,606,250

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			$593,000	609,308

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			1,305,000	1,396,350

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			1,380,000	1,328,250

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			2,340,000	2,158,650

Navient, LLC sr. unsec. unsub. notes Ser. A, MTN, 8.45s, 2018			1,185,000	1,339,050

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			2,030,000	2,146,725

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			1,125,000	1,175,625

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			2,360,000	2,236,100

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			2,535,000	2,623,725

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			2,565,000	2,404,688

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			2,781,000	2,756,666

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			1,870,000	1,982,200

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			900,000	951,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)			5,780,000	6,777,050

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			1,470,000	1,596,611

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017			3,355,000	3,665,338

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			2,085,000	2,090,213

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			835,000	939,375

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			615,000	634,988

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			1,973,000	2,022,325

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			1,919,000	1,842,240

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			3,435,000	3,477,938

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			1,980,000	1,782,000

				116,783,691
Gaming and lottery (2.4%)

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			380,000	397,100

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			1,900,000	2,033,000

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	3,399,000	3,144,974

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			$770,000	787,325

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			795,000	840,713

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,050,000	2,147,375

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			4,767,465	5,232,293

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			3,260,000	3,072,550

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			1,473,000	1,572,428

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			5,016,000	5,254,260

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			740,000	640,100

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			675,000	492,750

Scientific Games International, Inc. 144A sr. notes 7s, 2022			1,935,000	1,947,094

Scientific Games International, Inc. 144A sr. unsec. notes 10s, 2022			3,850,000	3,599,750

				31,161,712
Health care (7.7%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			2,875,000	2,990,000

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			1,675,000	1,679,188

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			2,083,000	2,187,150

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			2,890,000	3,077,850

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			1,463,000	1,481,288

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			2,610,000	2,606,738

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			1,735,000	1,752,350

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			1,020,000	1,048,050

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			865,000	886,625

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			535,000	566,431

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			1,037,000	1,052,555

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	1,000,000	1,291,597

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$2,131,000	2,256,303

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			3,590,000	3,347,675

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			1,100,000	1,128,188

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			3,839,000	3,896,585

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			2,355,000	2,299,069

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			1,945,000	2,090,875

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 4 3/4s, 2024			795,000	796,988

Grifols Worldwide Operations, Ltd. 144A sr. unsec. notes 5 1/4s, 2022 (Ireland)			620,000	635,500

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			2,640,000	2,679,600

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			2,125,000	2,114,375

HCA, Inc. sr. notes 6 1/2s, 2020			6,665,000	7,381,488

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			705,000	807,225

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			1,004,000	1,054,200

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			735,000	755,213

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			455,000	464,100

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			1,355,000	1,456,625

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			2,300,000	2,369,000

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			5,480,000	6,069,100

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,645,000	1,747,813

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			1,920,000	1,967,040

Omnicare, Inc. sr. unsec. notes 5s, 2024			395,000	402,900

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			2,105,000	2,141,838

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			3,420,000	3,599,550

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			835,000	851,700

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			3,840,000	3,955,200

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			2,554,000	2,637,005

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			330,000	345,675

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			745,000	748,725

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			4,300,000	4,224,750

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			2,270,000	2,460,113

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			1,835,000	1,951,981

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			1,880,000	2,021,000

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			410,000	430,500

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			1,555,000	1,611,369

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			430,000	447,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			190,000	191,900

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018			1,230,000	1,314,563

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			3,360,000	3,460,800

				98,733,553
Homebuilding (2.3%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			3,235,000	3,429,100

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			815,000	858,032

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			3,765,000	3,972,075

Lennar Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2018			910,000	1,003,275

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			1,570,000	1,518,975

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			1,300,000	1,300,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			1,170,000	1,222,650

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			1,595,000	1,602,975

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			2,270,000	2,576,450

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,635,000	1,876,163

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			1,633,000	1,710,568

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			1,060,000	1,065,300

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			607,000	648,731

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			1,035,000	1,019,475

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			650,000	653,250

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			2,384,000	2,550,880

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			2,506,000	2,556,120

				29,564,019
Lodging/Tourism (1.1%)

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			395,000	410,800

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			2,525,000	2,720,688

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			2,675,000	2,701,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			2,024,000	2,312,420

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			2,075,000	2,220,250

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			3,360,000	3,175,200

				13,541,108
Media (0.5%)

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			1,110,000	903,263

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			1,145,000	1,150,725

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			4,280,000	4,387,000

				6,440,988
Oil and gas (9.1%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			1,047,000	1,091,498

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			2,810,000	2,978,600

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			2,355,000	2,443,313

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			2,235,000	2,167,950

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			2,110,000	2,083,625

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			2,847,000	2,548,065

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			1,605,000	1,476,600

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024			1,760,000	1,569,700

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			1,445,000	1,300,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			2,785,000	2,673,600

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	790,000	1,049,379

Chesapeake Energy Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			$1,180,000	1,321,600

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			675,000	715,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			1,345,000	1,331,550

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			2,580,000	2,309,100

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			1,650,000	1,703,625

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			3,545,000	3,500,688

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			1,581,000	790,500

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			1,280,000	1,256,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			3,140,000	2,884,875

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			1,579,000	1,278,990

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			1,594,000	1,143,695

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			2,862,000	2,919,240

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			1,650,000	1,683,000

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			45,000	34,425

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			5,720,000	4,404,400

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			1,345,000	1,244,125

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			3,785,000	4,068,875

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			495,000	482,625

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			5,313,000	4,569,180

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			1,935,000	1,673,775

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			1,385,000	1,244,769

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			4,375,000	3,912,891

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			699,000	38

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			110,000	101,200

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			1,175,000	1,036,938

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			2,825,000	1,977,500

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			2,585,000	2,756,256

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024			1,130,000	1,194,975

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			1,130,000	1,048,075

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			4,880,000	4,587,200

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			1,280,000	752,000

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			3,840,000	2,227,200

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			1,305,000	1,272,375

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			1,930,000	1,814,200

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			1,600,000	1,528,000

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			1,350,000	1,377,000

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			1,385,000	1,440,400

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			1,345,000	1,360,131

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			4,071,000	4,325,438

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			1,060,000	1,099,750

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			3,830,000	2,211,825

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			1,380,000	1,435,200

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022			1,280,000	979,200

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			2,864,000	2,548,960

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			944,000	965,240

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			1,105,000	1,124,338

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			435,000	432,825

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 6 1/4s, 2022			255,000	260,100

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 5 1/2s, 2019			170,000	172,975

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			1,115,000	908,725

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			2,482,000	2,379,618

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			5,120,000	4,972,800

Williams Cos., Inc. (The) notes 7 3/4s, 2031			293,000	346,407

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			639,000	766,740

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			1,640,000	1,670,750

				116,930,637
Publishing (0.4%)

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			1,360,000	1,404,200

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			1,750,000	1,817,813

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			1,605,000	1,613,025

				4,835,038
Regional Bells (0.4%)

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			2,645,000	2,982,238

Frontier Communications Corp. sr. unsec. notes 6 7/8s, 2025			255,000	256,275

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			1,605,000	1,639,187

				4,877,700
Retail (2.1%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			800,000	907,390

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			2,219,000	2,219,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			1,306,000	1,070,920

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			2,850,000	2,725,313

Jo-Ann Stores, LLC 144A sr. unsec. notes 9 3/4s, 2019(PIK)			1,085,000	987,350

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,845,000	3,200,625

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			1,405,000	1,515,644

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			1,996,000	2,025,940

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			3,715,000	4,002,913

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			1,355,000	1,443,075

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			2,165,000	2,246,188

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			1,860,000	1,864,650

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			1,585,000	1,654,344

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			1,105,000	1,116,050

				26,979,402
Technology (2.7%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			2,820,000	2,982,150

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			2,975,000	3,101,438

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			2,011,000	1,754,598

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			5,500,000	5,376,250

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			2,400,000	2,778,000

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			4,731,000	5,062,170

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			244,878	253,755

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			287,000	315,700

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			715,000	704,275

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			2,124,000	2,193,030

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			2,400,000	2,514,000

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			2,195,000	2,321,213

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			3,330,000	3,321,675

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			1,400,000	1,428,000

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			775,000	809,875

				34,916,129
Telecommunications (6.0%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			6,830,000	7,060,513

Altice SA 144A company guaranty sr. notes 7 1/4s, 2022 (Luxembourg)		EUR	425,000	549,605

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			$3,005,000	3,057,588

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			1,270,000	1,271,588

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			4,045,000	4,146,125

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			1,695,000	1,731,019

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			1,640,000	1,775,300

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			1,058,000	1,174,380

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			2,026,000	2,172,885

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			3,993,000	4,172,685

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			8,489,000	8,796,726

Level 3 Communications, Inc. 144A sr. unsec. unsub. notes 5 3/4s, 2022			1,925,000	1,934,625

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			1,955,000	1,979,438

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			1,980,000	2,153,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			934,000	998,213

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			965,000	1,006,013

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			1,132,000	820,700

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			2,215,000	2,552,267

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			2,436,000	2,899,749

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			2,285,000	2,353,550

Sprint Capital Corp. company guaranty 6 7/8s, 2028			5,247,000	4,919,063

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			1,325,000	1,354,813

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			3,046,000	3,525,745

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			5,670,000	5,939,325

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			4,075,000	4,156,500

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			3,670,000	3,509,438

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			1,405,000	1,352,313

				77,363,416
Telephone (1.6%)

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			1,715,000	1,903,650

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			540,000	569,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			405,000	421,200

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			1,015,000	1,042,913

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			2,901,000	2,995,283

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			3,175,000	3,222,625

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			2,514,000	2,579,993

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			2,353,000	2,391,236

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			1,615,000	1,639,225

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			938,000	1,034,731

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			2,047,000	2,141,674

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			1,235,000	1,191,775

				21,134,005
Transportation (0.7%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			2,428,000	2,543,330

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			2,385,000	2,408,850

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			3,567,000	3,629,423

				8,581,603
Utilities and power (4.9%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			1,291,000	1,500,788

AES Corp./Virginia (The) sr. unsec. unsub. notes 9 3/4s, 2016			153,000	168,300

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			2,405,000	2,729,675

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			2,965,000	3,394,925

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			950,000	952,375

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			5,105,000	5,194,338

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			1,615,000	1,724,013

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			550,000	587,813

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			3,047,000	3,501,716

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			527,000	558,620

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 5/8s, 2024			150,000	158,625

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 3/8s, 2022			225,000	236,813

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019			3,649,000	3,794,960

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			2,590,000	3,238

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			1,597,000	2,062,607

El Paso, LLC sr. unsec. notes Ser. GMTN, 7.8s, 2031			121,000	152,327

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			2,810,000	3,379,025

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			1,680,000	1,927,800

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			2,190,000	2,269,388

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			695,000	708,900

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			3,175,000	3,448,844

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			2,225,000	2,058,125

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			765,000	791,775

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			610,000	634,400

Kinder Morgan, Inc./DE company guaranty sr. notes 7s, 2017			1,000,000	1,118,750

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			1,493,000	1,575,115

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			5,171,000	5,597,608

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			1,230,000	1,248,450

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			200,000	208,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			2,415,000	2,487,450

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,720,000	1,720,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			1,260,000	1,234,800

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			2,100,000	1,974,000

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			2,310,000	2,310,000

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			639,000	784,229

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			1,345,000	1,072,638

				63,270,430

Total corporate bonds and notes (cost $1,098,695,938)				$1,101,549,188

SENIOR LOANS (5.5%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			$680,000	$661,300

				661,300
Capital goods (0.2%)

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			2,590,000	2,562,712

				2,562,712
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			3,050,000	3,069,063

				3,069,063
Consumer cyclicals (2.8%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.985s, 2017			6,005,117	5,455,649

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			1,032,413	950,680

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			3,725,663	3,470,455

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			630,000	629,213

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			1,485,000	1,483,144

Delta 2 (Lux) Sarl bank term loan FRN 4 3/4s, 2021 (Luxembourg)			1,875,000	1,859,766

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			1,490,577	1,409,527

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.906s, 2019			3,551,000	3,332,234

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			3,591,413	3,473,571

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			680,000	687,225

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			2,826,893	2,808,046

ROC Finance, LLC bank term loan FRN 5s, 2019			1,731,880	1,647,451

Talbots, Inc. (The) bank term loan FRN 8 1/4s, 2021			770,000	750,750

Travelport Finance Sarl bank term loan FRN Ser. B, 6s, 2021 (Luxembourg)			2,825,000	2,832,650

Univision Communications, Inc. bank term loan FRN 4s, 2020			3,468,064	3,431,757

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,364,733	1,216,887

				35,439,005
Consumer staples (0.5%)

BC ULC bank term loan FRN Ser. B, 4 1/2s, 2021 (Canada)			1,975,000	1,979,584

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			1,895,475	1,862,897

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,440,000	1,238,400

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,145,000	1,144,284

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020			500,000	490,000

				6,715,165
Energy (0.6%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			2,901,887	2,609,884

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)			861,875	706,738

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			2,546,000	2,469,620

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			2,274,488	2,077,744

				7,863,986
Financials (—%)

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			463,364	474,369

				474,369
Health care (0.5%)

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			1,525,956	1,529,056

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			3,196,643	3,143,365

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Canada)			2,583,000	2,521,654

				7,194,075
Technology (0.1%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.654s, 2017			972,585	943,948

				943,948
Transportation (0.1%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			1,860,000	1,841,400

				1,841,400
Utilities and power (0.4%)

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016			1,095,000	1,094,726

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.65s, 2017			4,891,407	3,540,156

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.65s, 2017			50,201	36,333

				4,671,215

Total senior loans (cost $74,743,056)				$71,436,238

COMMON STOCKS (2.1%)(a)
			Shares	Value

Ally Financial, Inc.(F)(NON)			113,460	$2,698,079

Axalta Coating Systems, Ltd.(NON)			54,351	1,293,554

Berry Plastics Group, Inc.(NON)			24,715	715,252

CIT Group, Inc.			35,508	1,732,790

Dana Holding Corp.			66,800	1,416,160

DISH Network Corp. Class A(NON)			28,200	2,239,362

EP Energy Corp. Class A(NON)			116,332	1,243,589

General Motors Co.			76,511	2,557,763

Huntsman Corp.			100,095	2,554,424

Level 3 Communications, Inc.(NON)			29,590	1,479,500

Live Nation Entertainment, Inc.(NON)			25,100	672,680

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			87,188	3,488

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			87,188	3,488

MeadWestvaco Corp.			68,570	3,071,936

Penn National Gaming, Inc.(NON)			177,015	2,513,613

Rite Aid Corp.(NON)			337,625	1,850,185

Seventy Seven Energy, Inc.(NON)			60,780	472,868

Tribune Co. Class 1C(F)			297,958	74,489

Vantage Drilling Co.(NON)			949,728	731,291

Total common stocks (cost $26,685,148)				$27,324,511

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
			Shares	Value

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.(NON)			11,963	$637,628

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)			14,420	1,643,880

Crown Castle International Corp. Ser. A, Class A, $4.50 cv. pfd.(R)			14,630	1,550,780

EPR Properties Ser. C, $1.44 cv. pfd.(R)			114,663	2,658,748

Tyson Foods, Inc. $2.375 cv. pfd.			29,624	1,547,262

United Technologies Corp. $3.75 cv. pfd.			45,610	2,740,705

Total convertible preferred stocks (cost $9,658,046)				$10,779,003

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$2,252,000	$2,933,230

Jazz Technologies, Inc. 144A cv. company guaranty sr. unsec. notes 8s, 2018			1,132,000	1,562,868

Sirius XM Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			1,365,000	2,691,609

Total convertible bonds and notes (cost $5,329,916)				$7,187,707

PREFERRED STOCKS (0.5%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			3,958	$3,972,966

Citigroup, Inc. Ser. K, $1.719 pfd.			26,600	704,102

M/I Homes, Inc. Ser. A, $2.438 pfd.			53,597	1,361,364

Total preferred stocks (cost $4,272,705)				$6,038,432

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

General Motors Co.	7/10/19	$18.33	18,319	$279,548

General Motors Co.	7/10/16	10.00	18,319	429,397

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	672,570	2

Total warrants (cost $769,037)				$708,947

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.250%, July 31, 2021(i)			$78,000	$80,425

Total U.S. treasury Obligations (cost $80,425)				$80,425

SHORT-TERM INVESTMENTS (4.8%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)			61,588,389	$61,588,389

U.S. Treasury Bills with an effective yield of zero% July 23, 2015(i)			121,000	120,927

Total short-term investments (cost $61,709,316)				$61,709,316

TOTAL INVESTMENTS

Total investments (cost $1,281,943,587)(b)				$1,286,813,767

FORWARD CURRENCY CONTRACTS at 11/30/14 (aggregate face value $18,988,571) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	1/21/15	$218,895	$223,542	$4,647
Barclays Bank PLC
	British Pound	Sell	12/17/14	4,119,911	4,352,370	232,459
	Euro	Sell	12/17/14	877,198	928,270	51,072
Credit Suisse International
	Euro	Buy	12/17/14	1,547,718	1,585,720	(38,002)
	Euro	Sell	12/17/14	1,547,718	1,588,708	40,990
Deutsche Bank AG
	Euro	Buy	12/17/14	662,189	679,712	(17,523)
	Euro	Sell	12/17/14	662,189	699,425	37,236
Goldman Sachs International
	Euro	Sell	12/17/14	2,057,075	2,172,527	115,452
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/21/15	1,574,982	1,605,623	30,641
	Euro	Buy	12/17/14	444,319	456,067	(11,748)
	Euro	Sell	12/17/14	444,319	469,608	25,289
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/21/15	2,119,775	2,141,118	21,343
UBS AG
	Euro	Sell	12/17/14	1,221,660	1,290,267	68,607
WestPac Banking Corp.
	Euro	Buy	12/17/14	382,018	392,122	(10,104)
	Euro	Sell	12/17/14	382,018	403,492	21,474

Total						$571,833

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,287,261,925
(b)	The aggregate identified cost on a tax basis is $1,284,149,534, resulting in gross unrealized appreciation and depreciation of $39,576,926 and $36,912,693, respectively, or net unrealized appreciation of $2,664,233.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$56,222,398	$158,691,577	$153,325,586	$13,885	$61,588,389
* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $16,473 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $121,144 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$6,919,914	$—	$—
Capital goods	715,252	—	—
Communication services	3,718,862	—	—
Consumer cyclicals	7,160,216	—	74,489
Consumer staples	1,850,185	—	—
Energy	2,447,748	—	6,976
Financials	1,732,790	2,698,079	—
Total common stocks	24,544,967	2,698,079	81,465
Convertible bonds and notes	$—	$7,187,707	$—
Convertible preferred stocks	—	10,779,003	—
Corporate bonds and notes	—	1,101,549,116	72
Preferred stocks	704,102	5,334,330	—
Senior loans	—	71,436,238	—
U.S. treasury obligations	—	80,425	—
Warrants	708,945	2	—
Short-term investments	61,588,389	120,927	—

Totals by level	$87,546,403	$1,199,185,827	$81,537

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$571,833	$—

Totals by level	$—	$571,833	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$649,210	$77,377
Equity contracts	708,947	—

Total	$1,358,157	$77,377

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$20,500,000
Warrants (number of warrants)		710,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	4,647	283,531	40,990	37,236	115,452	55,930	21,343	68,607	21,474	649,210

	Total Assets	$4,647	$283,531	$40,990	$37,236	$115,452	$55,930	$21,343	$68,607	$21,474	$649,210

	Liabilities:
	Forward currency contracts#	–	–	38,002	17,523	–	11,748	–	–	10,104	77,377

	Total Liabilities	$–	$–	$38,002	$17,523	$–	$11,748	$–	$–	$10,104	$77,377

	Total Financial and Derivative Net Assets	$4,647	$283,531	$2,988	$19,713	$115,452	$44,182	$21,343	$68,607	$11,370	$571,833
	Total collateral received (pledged)##†	$–	$201,352	$–	$–	$115,452	$–	$–	$–	$–
	Net amount	$4,647	$82,179	$2,988	$19,713	$–	$44,182	$21,343	$68,607	$11,370

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015